LONG-TERM DEBT - Schedule of Long-term Debt (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Jan. 23, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Carrying value	$ 8,000		$ 0
Less: Deferred financing fees, net	(802)		0
Total	7,198		0
12% Secured Term Notes, due January 23, 2026 | Secured Debt
Debt Instrument [Line Items]
Carrying value	1,600		0
Interest rate (as percent)		12.00%
8% Secured Convertible Notes, due January 23, 2026 | Convertible Debt
Debt Instrument [Line Items]
Carrying value	$ 6,400		$ 0
Interest rate (as percent)		8.00%